Interest-bearing loans and borrowings - Interest-Bearing Financing Receivables (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017		Jul. 31, 2017	Jul. 01, 2017
Disclosure of detailed information about borrowings [line items]
Accounts receivable		$ 15,884	$ 9,977	$ 20,926
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest rate							1.60%
Current borrowings		$ 10,295 [1]	$ 4,068	$ 7,413	[1],[2]
Interest-bearing receivables financing | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis							1.00%
Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Available borrowings, percentage of face value of accounts receivable	90.00%
Exclusion from past due period of accounts receivable		60 days
Service Sales [Member] | Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Accounts receivable						$ 800

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.